Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Income Taxes and Income Taxes Expense (Benefit)
	Year ended December 31
	2013	2014	2015
Income before income taxes:
Israel	7,598	3,569	5,938
Foreign jurisdiction	211	3,067	2,231
	7,809	6,636	8,169

Income tax expense (benefit):
Current taxes:
Israel	1,155	1,388	407
Foreign jurisdiction	63	547	409
	1,218	1,935	816

Tax expense (benefit) in respect to
previous years:
Israel	(660)	(565)	(190)
Foreign jurisdiction	51	5	(18)
	(609)	(560)	(208)

Deferred taxes:
Israel	689	225	(345)
Foreign jurisdiction	(11)	(19)	120
	678	206	(225)

Total	1,287	1,581	383

Schedule of Income Tax Reconciliation
	Year ended December 31
	2013	2014	2015

Statutory tax rate	25%	26.5%	26.5%

Income before taxes on income as reported
In the statement of operations	7,809	6,636	8,169

Computed “expected” tax expense	1,952	1,759	2,165

Non-deductible expenses, net	518	207	189
Effect of “Preferred Enterprise” status			(143)
Tax adjustment in respect of different tax rate
for foreign subsidiaries	35	(168)	(345)
Taxes in respect to previous years *	(609)	(560)	(208)
Influence of change in tax rate on deferred taxes	15	-	(223)
Valuation allowance	63	(33)	(4)
Differences in respect of contingent consideration	-	(72)	(941)
Differences in basis of measurements for
financial reporting and tax return purposes	(650)	466	(84)
Other differences, net	(37)	(18)	(23)

	1,287	1,581	383

Schedule of Deferred Tax Assets and Liabilities
	Year ended December 31
	2014	2015
Deferred tax assets:

Provision for doubtful debts	1,411	1,658
Vacation pay accruals and others	381	241
Capital loss carryforward	207	203
Net operating loss carryforwards	363	423
Foreign currency derivatives	125	-
Marketable securities	2	-
Cash flow hedging derivatives	168	9
Severance pay fund	9	36

Total gross deferred tax assets	2,666	2,570

Less valuation allowance	(207)	(203)

Deferred tax assets, net	2,459	2,367
Deferred tax liabilities:
Fixed assets	(2,405)	(2,848)
Intangible assets	(1,076)	(1,372)
Goodwill	(642)	(657)

Total gross deferred tax liabilities	(4,123)	(4,877)

Net deferred tax liability	(1,664)	(2,510)

Reconciliation of Unrecognized Tax Benefits
	2013	2014	2015

Balance at January 1	1,521	1,030	341
Decrease related to statute expiration	(599)	(689)	(103)
Increase related to current year tax positions	108	-	137

Balance at December 31	1,030	341	375